Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Jan. 30, 2017
Prospectus Date	Jan. 30, 2017
Boston Common International Fund | Boston Common International Fund
Prospectus:
Trading Symbol	BCAIX
Boston Common U.S. Equity Fund | Boston Common U.S. Equity Fund
Prospectus:
Trading Symbol	BCAMX